                                   OppenheimerFunds, Inc.
                                 Two World Financial Center
                               225 Liberty Street, 11th Floor
                                  New York, NY 10281-1008

December 24, 2003

VIA EDGAR
Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

      Re:   Oppenheimer Quest For Value Funds
            Reg. No. 33-15489; File No. 811-5225
            EDGAR Filing of Registration Statement

To the Securities and Exchange Commission:

      Pursuant  to Rule  497(j)  under the  Securities  Act of 1933,  as  amended,  I hereby represent  that, with respect to the each of the  Prospectuses  and Statements of Additional
Information of Quest Balanced Value Fund, Quest  Opportunity  Value Fund and Small Cap Value
Fund which are series of the  Registrant,  dated  December 23, 2003, no changes were made to the Prospectuses and the Statements of Additional  Information  contained in  Post-Effective
Amendment No. 52 to the  Registrant's  Registration  Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 23, 2003.

                                    Very truly yours,

                                    /s/Katherine P. Feld.
                                    ---------------------------------------
                                    Katherine P. Feld
                                    Vice President &
                                    Senior Counsel
                                    (212) 323-0252
Attachments

cc:  Ronald M. Feiman, Esq.
     Gloria LaFond